Summary of significant accounting policies, Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2017
IT Equipment [Member]
Residual value over its estimated useful life [Abstract]
Useful lives or depreciation rates, property, plant and equipment	3 years
Laboratory Equipment [Member]
Residual value over its estimated useful life [Abstract]
Useful lives or depreciation rates, property, plant and equipment	5 years
Leasehold Improvements / Furniture [Member]
Residual value over its estimated useful life [Abstract]
Useful lives or depreciation rates, property, plant and equipment	5 years